Expense Example {- Franklin California Tax-Free Income Fund} - Franklin California Tax-Free Income Fund-22 - Franklin California Tax-Free Income Fund	Mar. 08, 2021 USD ($)
Class A
Expense Example:
1 year	$ 450
3 years	609
5 years	782
10 years	1,282
Class A1
Expense Example:
1 year	435
3 years	563
5 years	703
10 years	1,109
Class C
Expense Example:
1 year	218
3 years	368
5 years	638
10 years	1,409
Class R6
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	591
Advisor Class
Expense Example:
1 year	52
3 years	164
5 years	285
10 years	$ 640